GOING CONCERN AND LIQUIDITY	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
GOING CONCERN AND LIQUIDITY

NOTE 2 - GOING CONCERN AND LIQUIDITY

At June 30, 2011, the negative working capital of the Company was $1,622,885. Further, the Company incurred net losses of $952,851 and $1,277,001 for the six months ended June 30, 2011 and for the year ended December 31, 2010, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations or obtain additional financing.